Schedule of investments
Delaware Ivy VIP High Income
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	1,356,000	$ 1,223,112
Total Convertible Bond (cost $1,185,701)		1,223,112

Corporate Bonds — 62.92%
Banking — 0.43%
Deutsche Bank 6.00% 10/30/25 μ	3,800,000	3,724,000
		3,724,000
Basic Industry — 1.17%
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	2,770,846
Chemours 144A 5.75% 11/15/28 #	3,640,000	3,540,737
PMHC II 144A 9.00% 2/15/30 #	4,410,000	3,886,489
		10,198,072
Capital Goods — 2.60%
ARD Finance 144A PIK 6.50% 6/30/27 #	1,751,144	1,604,381
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	755,000	711,588
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,146,000	979,360
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	4,390,000	4,378,531
Seaspan 144A 5.50% 8/1/29 #	3,917,000	3,670,445
TransDigm
4.625% 1/15/29	1,597,000	1,495,167
5.50% 11/15/27	7,030,000	6,986,027
7.50% 3/15/27	2,709,000	2,795,051
		22,620,550
Communications — 17.26%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	5,940,000	5,633,377
Altice Financing 144A 5.75% 8/15/29 #, *	5,719,000	5,207,092
Altice France
144A 5.125% 7/15/29 #	2,375,000	2,131,800
144A 5.50% 10/15/29 #	1,292,000	1,161,043
Altice France Holding
144A 6.00% 2/15/28 #, *	10,750,000	9,293,214
144A 10.50% 5/15/27 #	4,453,000	4,665,408
Arches Buyer
144A 4.25% 6/1/28 #	4,746,000	4,433,144
144A 6.125% 12/1/28 #, *	3,964,000	3,672,150

Cablevision Lightpath 144A 5.625% 9/15/28 #	1,225,000	1,120,079
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Cars.com 144A 6.375% 11/1/28 #	2,355,000	$ 2,342,695
CCO Holdings 144A 4.75% 2/1/32 #	3,290,000	3,068,649
Clear Channel International 144A 6.625% 8/1/25 #	572,000	582,725
Clear Channel Outdoor Holdings
144A 5.125% 8/15/27 #	5,583,000	5,532,753
144A 7.50% 6/1/29 #	2,657,000	2,654,423
144A 7.75% 4/15/28 #	2,016,000	2,028,832

Connect Finco 144A 6.75% 10/1/26 #	2,223,000	2,264,559
Consolidated Communications
144A 5.00% 10/1/28 #	1,129,000	973,808
144A 6.50% 10/1/28 #	2,423,000	2,238,610
CSC Holdings
144A 4.50% 11/15/31 #	1,754,000	1,574,557
144A 4.625% 12/1/30 #	7,234,000	6,059,705
144A 5.00% 11/15/31 #, *	2,381,000	1,999,326
144A 5.75% 1/15/30 #	1,372,000	1,223,447

Digicel 144A 6.75% 3/1/23 #	6,963,000	6,493,032
Digicel Group Holdings
144A PIK 7.00% 4/21/22 #	581,796	466,731
144A PIK 8.00% 4/1/25 #	1,331,335	1,170,523
PIK 10.00% 4/1/24	7,584,798	7,536,748
Digicel International Finance
144A 8.00% 12/31/26 #	1,474,249	1,373,278
144A 8.75% 5/25/24 #	11,226,000	11,187,495
144A 8.75% 5/25/24 #	1,650,806	1,645,144
144A PIK 13.00% 12/31/25 #	767,124	762,226

Directv Financing 144A 5.875% 8/15/27 #	6,662,000	6,562,570
DISH DBS 144A 5.75% 12/1/28 #	4,555,000	4,318,709
Frontier Communications Holdings
144A 5.875% 10/15/27 #	316,000	314,275
5.875% 11/1/29	1,011,498	927,422
144A 6.00% 1/15/30 #	805,000	745,700
144A 6.75% 5/1/29 #, *	3,287,000	3,160,056

LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	913,000	873,467
Ligado Networks 144A PIK 15.50% 11/1/23 #	7,689,467	5,853,068
Northwest Fiber
144A 6.00% 2/15/28 #, *	1,703,000	1,498,396
144A 10.75% 6/1/28 #	1,327,000	1,384,963

Stagwell Global 144A 5.625% 8/15/29 #	4,022,000	3,799,583
NQ-IV093 [3/22] 5/22 (2218410)    1

Schedule of investments
Delaware Ivy VIP High Income (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Telesat Canada
144A 5.625% 12/6/26 #	6,406,000	$ 4,898,668
144A 6.50% 10/15/27 #	1,130,000	555,112

VTR Comunicaciones 144A 4.375% 4/15/29 #	3,166,000	2,899,027
VTR Finance 144A 6.375% 7/15/28 #	2,826,000	2,743,354
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,626,953
Windstream Escrow 144A 7.75% 8/15/28 #	6,396,000	6,521,841
		150,179,737
Consumer Cyclical — 12.12%
Asbury Automotive Group
4.50% 3/1/28	2,576,930	2,480,811
144A 4.625% 11/15/29 #	85,000	79,261
4.75% 3/1/30	4,450,930	4,206,351
144A 5.00% 2/15/32 #	85,000	79,128
Carnival
144A 5.75% 3/1/27 #	5,753,000	5,494,115
144A 6.00% 5/1/29 #	7,316,000	6,903,890
144A 7.625% 3/1/26 #	793,000	799,106
144A 9.875% 8/1/27 #	1,550,000	1,715,804
144A 10.50% 2/1/26 #	394,000	438,760

Everi Holdings 144A 5.00% 7/15/29 #	975,000	924,861
Fertitta Entertainment 144A 6.75% 1/15/30 #	4,650,000	4,283,743
Grupo Aeromexico 144A 8.50% 3/17/27 #	2,855,000	2,875,093
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,577,252
144A 4.375% 1/15/31 #	1,271,000	1,230,658

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	4,013,000	3,861,710
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	5,720,828
Michaels
144A 5.25% 5/1/28 #	2,801,000	2,575,183
144A 7.875% 5/1/29 #	2,518,000	2,159,172
PetSmart
144A 4.75% 2/15/28 #	3,959,000	3,831,243
144A 7.75% 2/15/29 #	868,000	897,269
Premier Entertainment Sub
144A 5.625% 9/1/29 #	4,699,000	4,048,095
144A 5.875% 9/1/31 #	3,663,000	3,133,971
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	6,644,000	6,393,222
144A 5.50% 4/1/28 #	7,169,000	6,843,993

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Scientific Games Holdings 144A 6.625% 3/1/30 #	4,515,000	$ 4,456,305
Scientific Games International 144A 7.25% 11/15/29 #	2,673,000	2,805,701
Staples
144A 7.50% 4/15/26 #	4,599,000	4,471,148
144A 10.75% 4/15/27 #, *	8,805,000	7,845,563

Victoria's Secret & Co. 144A 4.625% 7/15/29 #	4,478,000	4,038,596
Wolverine Escrow
144A 8.50% 11/15/24 #, *	6,785,000	4,557,281
144A 9.00% 11/15/26 #, *	6,438,000	4,323,568
144A 13.125% 11/15/27 #	858,000	347,490
		105,399,171
Consumer Non-Cyclical — 10.98%
Adtalem Global Education 144A 5.50% 3/1/28 #	9,502,000	9,212,522
Ahern Rentals 144A 7.375% 5/15/23 #	3,526,000	3,287,995
Bausch Health 144A 6.125% 2/1/27 #	3,140,000	3,163,691
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	599,000	580,697
CHS
144A 4.75% 2/15/31 #	3,000,000	2,839,170
144A 5.25% 5/15/30 #	1,600,000	1,538,000

Deluxe 144A 8.00% 6/1/29 #	2,083,000	2,118,401
Encompass Health
4.625% 4/1/31	230,000	215,684
4.75% 2/1/30 *	969,000	931,853

Hadrian Merger Sub 144A 8.50% 5/1/26 #	509,000	512,968
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	2,411,000	2,229,090
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	3,472,000	3,243,212
MoneyGram International 144A 5.375% 8/1/26 #	815,000	849,442
Mozart Debt Merger Sub
144A 3.875% 4/1/29 #	4,981,000	4,613,776
144A 5.25% 10/1/29 #, *	884,000	822,960

NESCO Holdings II 144A 5.50% 4/15/29 #	4,712,000	4,635,383
Nielsen Finance
144A 5.625% 10/1/28 #	2,343,000	2,362,447
144A 5.875% 10/1/30 #	1,926,000	1,932,828

Organon & Co. 144A 5.125% 4/30/31 #	6,670,000	6,445,554
P&L Development 144A 7.75% 11/15/25 #	4,958,000	4,576,531

2    NQ-IV093 [3/22] 5/22 (2218410)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Par Pharmaceutical 144A 7.50% 4/1/27 #	2,936,000	$ 2,744,631
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	1,330,000	1,286,043
Performance Food Group 144A 4.25% 8/1/29 #	5,216,000	4,759,600
Pilgrim's Pride 144A 4.25% 4/15/31 #	3,775,000	3,499,916
Post Holdings 144A 4.50% 9/15/31 #	1,618,000	1,435,959
Prime Security Services Borrower 144A 6.25% 1/15/28 #	2,158,000	2,115,315
Sabre GLBL
144A 7.375% 9/1/25 #	313,000	327,356
144A 9.25% 4/15/25 #	756,000	839,387

Simmons Foods 144A 4.625% 3/1/29 #	1,590,000	1,492,692
StoneMor 144A 8.50% 5/15/29 #	5,085,000	5,044,193
Tenet Healthcare
144A 4.375% 1/15/30 #	3,810,000	3,662,229
144A 6.125% 10/1/28 #	4,170,000	4,242,370

US Renal Care 144A 10.625% 7/15/27 #	8,340,000	7,957,194
		95,519,089
Energy — 7.34%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	809,000	800,926
144A 7.00% 11/1/26 #	1,898,000	1,949,607
144A 8.25% 12/31/28 #	157,000	165,094
Bellatrix Exploration
8.50% 9/11/23	1,022,000	0
12.50% 12/15/23	1,113,000	0

California Resources 144A 7.125% 2/1/26 #	481,000	501,075
Callon Petroleum
6.125% 10/1/24	1,081,000	1,077,103
144A 8.00% 8/1/28 #, *	2,130,000	2,249,035
144A 9.00% 4/1/25 #	317,000	336,483
Chesapeake Energy
144A 5.50% 2/1/26 #	1,603,000	1,643,877
144A 5.875% 2/1/29 #	1,202,000	1,242,820
144A 6.75% 4/15/29 #	3,165,000	3,356,831

Colgate Energy Partners III 144A 5.875% 7/1/29 #	646,000	667,137
Comstock Resources
144A 5.875% 1/15/30 #	1,937,000	1,910,850
144A 6.75% 3/1/29 #	3,716,000	3,838,182
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	1,636,000	$ 1,624,417
5.75% 4/1/25	801,000	805,814
144A 6.00% 2/1/29 #	320,000	319,466
CrownRock
144A 5.00% 5/1/29 #	792,000	793,683
144A 5.625% 10/15/25 #	5,764,000	5,881,009

CVR Energy 144A 5.25% 2/15/25 #	1,531,000	1,488,721
EQM Midstream Partners 144A 4.75% 1/15/31 #	4,640,000	4,345,406
Genesis Energy
7.75% 2/1/28	3,335,000	3,357,678
8.00% 1/15/27	5,255,000	5,411,704

Hess Midstream Operations 144A 4.25% 2/15/30 #	654,000	618,226
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	315,000	325,861
9.875% 12/1/25	1,338,735	1,384,895
Laredo Petroleum
9.50% 1/15/25	4,315,000	4,506,154
10.125% 1/15/28	2,876,000	3,094,101

Mesquite Energy 144A 7.25% 2/15/23 #, ‡	622,000	10,885
Murphy Oil 6.375% 7/15/28	643,000	669,823
Offshore Group Invest 7.50% 11/1/19	1,693,000	0
PBF Holding 144A 9.25% 5/15/25 #	7,266,000	7,493,862
Rattler Midstream 144A 5.625% 7/15/25 #	1,528,000	1,552,922
Weatherford International 144A 8.625% 4/30/30 #	443,000	450,316
		63,873,963
Financial Services — 7.22%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #	7,558,146	8,049,425
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	6,378,000	6,003,197
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #	4,059,145	4,082,749
HUB International 144A 5.625% 12/1/29 #, *	4,516,000	4,321,338
New Cotai 5.00% 2/2/27	3,298,686	7,600,157
NFP 144A 6.875% 8/15/28 #	14,252,000	13,628,760
Provident Funding Associates 144A 6.375% 6/15/25 #	6,187,000	6,090,823
StoneX Group 144A 8.625% 6/15/25 #	3,835,000	3,999,867

NQ-IV093 [3/22] 5/22 (2218410)    3

Schedule of investments
Delaware Ivy VIP High Income (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financial Services (continued)
VistaJet Malta Finance 144A 6.375% 2/1/30 #, *	9,570,000	$ 9,016,854
		62,793,170
Real Estate — 0.04%
Uniti Group 144A 4.75% 4/15/28 #	394,000	372,657
		372,657
Technology — 2.42%
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,385,000	1,376,288
144A 6.50% 10/15/28 #	2,302,000	2,291,836

Minerva Merger Sub 144A 6.50% 2/15/30 #	4,505,000	4,376,067
NCR
144A 5.00% 10/1/28 #	2,287,000	2,193,782
144A 5.125% 4/15/29 #	8,677,000	8,352,003
144A 5.25% 10/1/30 #	782,000	742,650
144A 5.75% 9/1/27 #	772,000	773,027
144A 6.125% 9/1/29 #	983,000	987,640
		21,093,293
Utilities — 1.34%
Calpine
144A 4.625% 2/1/29 #	720,000	663,685
144A 5.00% 2/1/31 #	370,000	337,331
144A 5.125% 3/15/28 #	1,460,000	1,393,446
Vistra
144A 7.00% 12/15/26 #, μ	5,695,000	5,554,362
144A 8.00% 10/15/26 #, μ	3,650,000	3,691,063
		11,639,887
Total Corporate Bonds (cost $565,274,507)		547,413,589

Municipal Bonds — 0.76%
Commonwealth of Puerto Rico
Series C 2.646% 11/1/43	715,588	385,523
Series A12.986% 7/1/24^	73,721	67,314
Series A14.00% 7/1/33	143,315	140,281
Series A14.00% 7/1/35	128,821	124,690
Series A14.00% 7/1/37	110,563	106,516
Series A14.00% 7/1/41	150,323	143,315
Series A14.00% 7/1/46	156,334	147,729
Series A14.362% 7/1/33^	184,433	106,798
Series A15.25% 7/1/23	160,062	164,004
Series A15.375% 7/1/25	159,613	168,548
Series A15.625% 7/1/27	158,168	172,937
Series A15.625% 7/1/29	155,602	173,838
Series A15.75% 7/1/31	151,134	172,519

	Principal amount°	Value (US $)

Municipal Bonds (continued)

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	4,815,668	$ 4,526,729
Total Municipal Bonds (cost $6,728,453)		6,600,741

Loan Agreements — 16.30%
Advantage Sales & Marketing Tranche B-1 5.25% (LIBOR03M + 4.50%) 10/28/27 •	7,308,633	7,255,645
Amynta Agency Borrower Tranche B 1st Lien 4.957% (LIBOR01M + 4.50%) 2/28/25 •	8,649,027	8,580,552
Ankura Consulting Group 1st Lien 5.25% (SOFR01M + 4.50%) 3/17/28 •	1,563,737	1,551,031
Applied Systems 2nd Lien 6.378% (LIBOR03M + 5.50%) 9/19/25 •	4,178,380	4,166,631
Ascent Resources Utica Holdings 2nd Lien 10.00% (LIBOR03M + 9.00%) 11/1/25 •	1,233,000	1,323,934
Clear Channel Outdoor Holdings Inc 3.799% (LIBOR03M + 3.50%) 8/21/26 •	10,935	10,769
Clydesdale Acquisition Holdings TBD 4.75% 3/30/29	1,205,000	1,186,065
CNT Holdings I 2nd Lien 7.50% (LIBOR03M + 6.75%) 11/6/28 •	2,060,000	2,063,862
CommerceHub 1st Lien 5.006% (LIBOR03M + 4.00%) 12/29/27 •	7,338	7,136
Covis Finco Tranche B 7.301% (SOFR01M + 5.50%) 2/18/27 •	3,470,000	3,192,400
CP Atlas Buyer Tranche B 4.25% (LIBOR01M + 3.75%) 11/23/27 •	4,407,073	4,294,141
CPC Acquisition 1st Lien 4.756% (LIBOR03M + 3.75%) 12/29/27 •	782,100	766,458
CPC Acquisition 2nd Lien 8.756% (LIBOR03M + 7.75%) 12/29/28 •	504,000	487,620
Directv Financing 5.75% (LIBOR01M + 5.00%) 8/2/27 •	102,915	102,926
Edelman Financial Engines Center 2nd Lien 7.207% (LIBOR01M + 6.75%) 7/20/26 •	6,487,000	6,414,021

4    NQ-IV093 [3/22] 5/22 (2218410)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
EPIC Crude Services LP 5.508% (LIBOR03M + 5.00%) 3/2/26 •	2,878,910	$ 2,481,860
Foresight Exit TL A 1.50% (LIBOR03M + 8.00%) 6/29/27 •	1,279,505	1,285,902
Form Technologies Tranche B 5.50% (LIBOR03M + 4.50%) 7/22/25 •	11,973,430	11,928,530
Gainwell Acquisition Tranche B 4.878% (LIBOR03M + 4.00%) 10/1/27 •	2,053,753	2,046,051
Gulf Finance 7.75% (LIBOR01M + 6.75%) 8/25/26 •	4,748,388	4,364,955
Hexion Holdings 1st Lien 5.00% (SOFR01M + 3.50%) 3/15/29 •	905,000	887,466
Hexion Holdings 2nd Lien 7.938% (SOFR01M + 7.44%) 3/15/30 •	3,665,000	3,555,050
Ivanti Software 4.75% (LIBOR03M + 4.00%) 12/1/27 •	408,198	402,203
Jo-Ann Stores Tranche B-1 5.50% (LIBOR03M + 4.75%) 7/7/28 •	2,685,367	2,363,123
Jones DesLauriers Insurance Management 1st Lien 5.00% (CDOR + 4.25%) 3/27/28 •	5,090,153	3,990,201
Jones DesLauriers Insurance Management 2nd Lien 8.235% (CDOR + 7.50%)3/26/29 •	2,585,903	2,023,227
Jones DesLauriers Insurance Management TBD 1.00% 3/27/28 X	1,032,738	809,570
Lealand Finance Company 3.104% (LIBOR01M + 3.00%) 6/28/24 •	95,215	59,509
MajorDrive Holdings IV 4.563% (LIBOR03M + 4.00%) 6/1/28 •	9,667	9,541
Michaels Tranche B 5.256% (LIBOR03M + 4.25%) 4/15/28 •	2,634,135	2,469,501
MLN US HoldCo Tranche B 1st Lien 4.742% (LIBOR01M + 4.50%) 11/30/25 •	8,783,058	8,479,770
MLN US HoldCo Tranche B 2nd Lien 8.992% (LIBOR01M + 8.75%) 11/30/26 •	2,920,000	2,684,879
PetsMart 4.50% (LIBOR03M + 3.75%) 2/11/28 •	7,173,950	7,152,428
Pre Paid Legal Services 2nd Lien 7.50% (LIBOR01M + 7.00%) 12/14/29 •	2,245,000	2,219,744
	Principal amount°	Value (US $)

Loan Agreements (continued)
SPX Flow TBD 5.00% 3/16/29	4,685,000	$ 4,568,606
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	3,268	3,246
Swf Holdings I 4.75% (LIBOR01M + 4.00%) 10/6/28 •	1,660,000	1,612,275
Torrid 6.25% (LIBOR01M + 5.50%) 6/14/28 •	1,371,656	1,337,365
U.S. Renal Care Tranche B 1st Lien 5.25% (LIBOR01M + 5.00%) 6/26/26 •	7,739,470	7,146,433
UKG 2nd Lien 5.75% (LIBOR03M + 5.25%) 5/3/27 •	5,615,000	5,591,602
United PF Holdings 5.006% (LIBOR03M + 4.00%) 12/30/26 •	3,905,378	3,768,690
United PF Holdings 1st Lien 9.506% (LIBOR03M + 8.50%) 12/30/26 •	928,855	926,533
Waterbridge Midstream Operating TBD 6.75% (LIBOR03M + 5.75%) 6/22/26 •	1,982,573	1,916,369
West Corporation Tranche B 5.00% (LIBOR03M + 4.00%) 10/10/24 •	14,278,032	13,094,997
Windstream Services 7.25% (LIBOR01M + 6.25%) 9/21/27 •	1,265,208	1,259,410
Total Loan Agreements (cost $143,529,035)		141,842,227
	Number of shares
Common Stocks — 2.09%
Consumer Cyclical — 1.00%
New Cotai †	3,072,567	2,831,672
Studio City International ADR †	581,459	3,393,686
Studio City International Holdings ADR †	343,125	2,002,649
True Religion Apparel †	23	456,996
		8,685,003
Consumer Non-Cyclical — 0.00%
ASG Warrant	1,200	0
		0
Energy — 0.48%
Foresight Energy †	185,516	4,040,528
Sabine Oil & Gas Holdings	263	326
Vantage Drilling International †	452	4,633

NQ-IV093 [3/22] 5/22 (2218410)    5

Schedule of investments
Delaware Ivy VIP High Income (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Westmoreland Coal †	28,632	$ 72,296
		4,117,783
Financials — 0.01%
Larchmont Resources	1,007	92,197
		92,197
Industrials — 0.00%
BIS Industries Holdings	1,604,602	0
		0
Services — 0.60%
Laureate Education	442,638	5,245,261
		5,245,261
Total Common Stocks (cost $48,180,538)		18,140,244

Convertible Preferred Stock — 0.93%
Targa Resources 9.50% exercise price $20.77, maturity date 5/5/22	7,514	8,111,579
Total Convertible Preferred Stock (cost $8,415,680)		8,111,579

Preferred Stock — 0.01%
True Religion Apparel 0.000% ^	24	119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 3.81%
Invesco Senior Loan ETF*	424,157	9,233,898
iShares iBoxx High Yield Corporate Bond ETF*	290,000	23,864,100
Total Exchange-Traded Funds (cost $33,375,159)		33,097,998
	Principal amount
Investment Company — 0.25%
KCA Deutag International	26,774	2,128,533
Total Investment Company (cost $1,097,734)		2,128,533
Number of shares
Warrant — 0.01%
California Resources †	7,744	111,436
	Number of shares	Value (US $)
Warrant (continued)
Total Warrant (cost $673,784)		111,436

Short-Term Investments — 8.98%
Money Market Mutual Fund — 8.98%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	78,131,383	$ 78,131,383
Total Short-Term Investments (cost $78,131,383)		78,131,383

Total Value of Securities Before Securities Lending Collateral—96.20% (cost $886,984,034)		836,919,962

Securities Lending Collateral** — 5.54%
Money Market Mutual Fund — 5.54%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	48,226,313	48,226,313
Total Securities Lending Collateral (cost $48,226,313)		48,226,313

Total Value of Securities—101.74% (cost $935,210,347)		885,146,275■
Obligation to Return Securities Lending Collateral — (5.54%)		(48,226,313)
Receivables and Other Assets Net of Liabilities — 3.80%		33,091,040
Net Assets Applicable to 264,504,468 Shares Outstanding—100.00%		$870,011,002
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $488,207,046, which represents 55.87% of the Fund's net assets.
*	Fully or partially on loan.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

6    NQ-IV093 [3/22] 5/22 (2218410)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
**	See Note 0 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $50,732,621 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $5,545,202.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Jones DesLauriers Insurance Management TBD 3/27/28	$126,632	$126,632	$99,268	$(1,153)
The following foreign currency exchange contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CAD	(9,330,000)	USD	7,328,297	5/20/22	$—	$(133,691)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR – Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
Summary of abbreviations: (continued)
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
TBD – To be determined
USD – US Dollar
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar

NQ-IV093 [3/22] 5/22 (2218410)    7